Notes Payable (Narrative) (Details) - USD ($)					1 Months Ended												12 Months Ended
	Jan. 09, 2020	Dec. 11, 2019	Aug. 06, 2019	Apr. 01, 2019	Jun. 26, 2020	Mar. 25, 2020	Jan. 27, 2020	Nov. 25, 2019	Nov. 18, 2019	Aug. 29, 2019	Jun. 18, 2019	May 28, 2019	Apr. 29, 2019	Mar. 28, 2019	Feb. 22, 2019	Jan. 16, 2019	Jun. 30, 2020	Jun. 30, 2019
Debt Instrument [Line Items]
Notes Payable																	$ 1,030,079
Interest rate																	4.25%	6.00%
Interest accretion																	$ 1,825,506	$ 644,055
Unexercised warrants outstanding																	$ 204,771,864
Unexercised warrants price per share																	$ 4
Expiration period																	36 months
Exercise price																	$ 4
Outstanding warrants expired																	between November 29, 2021 and November 18, 2022
Convertible Notes Payable one [Member]
Debt Instrument [Line Items]
Notes Payable															$ 200,000
Amounts withdraw														$ 56,250
Debt discount															$ 20,000
Interest rate															5.00%
Debt maturity														Mar. 31, 2020
Percentage of lowest traded price															70.00%
Conversion price															$ 3
Convertible Notes Payable Two [Member]
Debt Instrument [Line Items]
Amounts withdraw														$ 112,500
Debt maturity														Jun. 30, 2020
Convertible Notes Payable Three [Member]
Debt Instrument [Line Items]
Notes Payable				$ 225,000										$ 225,000
Amounts withdraw														56,250
Debt discount				$ 25,000										$ 20,000
Interest rate				10.00%										10.00%
Debt maturity				Apr. 30, 2020										Nov. 30, 2020
Initial draw borrowed				$ 100,000
Percentage of lowest traded price				70.00%										70.00%
Conversion price														$ 3
Convertible Notes Payable Three [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage				110.00%										110.00%
Convertible Notes Payable Three [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage				125.00%										125.00%
Convertible Notes Payable Four [Member]
Debt Instrument [Line Items]
Notes Payable													$ 1,325,000
Debt discount													$ 92,750
Interest rate													8.00%
Debt maturity													Apr. 30, 2020
Prepayment penalties, percentage													120.00%
Percentage of lowest traded price													75.00%
Conversion price													$ 2.75
Convertible Notes Payable Five [Member]
Debt Instrument [Line Items]
Notes Payable												$ 322,580
Debt discount												$ 22,580
Interest rate												8.00%
Debt maturity												May 31, 2020
Prepayment penalties, percentage												120.00%
Percentage of lowest traded price												75.00%
Conversion price												$ 2.75
Convertible Notes Payable Six [Member]
Debt Instrument [Line Items]
Notes Payable											$ 366,120
Debt discount											$ 27,120
Interest rate											8.00%
Debt maturity											May 31, 2020
Prepayment penalties, percentage											120.00%
Percentage of lowest traded price											75.00%
Convertible Notes Payable Nine [Member]
Debt Instrument [Line Items]
Notes Payable			$ 220,000
Debt discount			$ 20,000
Interest rate			12.00%
Debt maturity			Aug. 31, 2020
Prepayment penalties, percentage			120.00%
Percentage of lowest traded price			75.00%
Convertible Notes Payable Ten [Member]
Debt Instrument [Line Items]
Notes Payable										$ 234,726
Debt discount										$ 16,376
Interest rate										8.00%
Debt maturity										Aug. 31, 2020
Prepayment penalties, percentage										120.00%
Percentage of lowest traded price										75.00%
Convertible Notes Payable Twelve [Member]
Debt Instrument [Line Items]
Notes Payable									$ 55,000
Debt discount									$ 5,000
Interest rate									8.00%
Debt maturity									Nov. 30, 2020
Percentage of lowest traded price									70.00%
Percentage of lowest traded price before issue date									70.00%
Convertible Notes Payable Twelve [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage									115.00%
Convertible Notes Payable Twelve [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage									125.00%
Convertible Notes Payable Thirteen [Member]
Debt Instrument [Line Items]
Notes Payable									$ 110,000
Debt discount									$ 10,000
Interest rate									8.00%
Debt maturity									Nov. 30, 2020
Percentage of lowest traded price									70.00%
Percentage of lowest traded price before issue date									70.00%
Convertible Notes Payable Thirteen [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage									115.00%
Convertible Notes Payable Thirteen [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage									125.00%
Convertible Notes Payable Fourteen [Member]
Debt Instrument [Line Items]
Notes Payable		$ 220,430
Debt discount		$ 15,430
Interest rate		8.00%
Debt maturity		Dec. 31, 2020
Percentage of lowest traded price		75.00%
Conversion price		$ 0.46
Convertible Notes Payable Fourteen [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage		120.00%
Convertible Notes Payable Fourteen [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage		130.00%
Convertible Notes Payable Fifteen [Member]
Debt Instrument [Line Items]
Notes Payable								$ 1,000,000
Debt discount								$ 70,000
Interest rate								8.00%
Debt maturity								Nov. 30, 2020
Percentage of lowest traded price								75.00%
Conversion price								$ 0.46
Percentage of redemption premium								115.00%
Convertible Notes Payable Fifteen [Member] | Maximum [Member]
Debt Instrument [Line Items]
Notes payable principal and interest								$ 250,000
Convertible Notes Payable Sixteen [Member]
Debt Instrument [Line Items]
Notes Payable	$ 225,000
Debt discount	$ 13,500
Interest rate	8.00%
Debt maturity	Oct. 31, 2020
Percentage of lowest traded price	75.00%
Amount of note increased	$ 25,000
Convertible Notes Payable Sixteen [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage	110.00%
Convertible Notes Payable Sixteen [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage	125.00%
Convertible Notes Payable Seventeen [Member]
Debt Instrument [Line Items]
Notes Payable							$ 223,300
Debt discount							$ 20,300
Interest rate							8.00%
Debt maturity							Jan. 31, 2021
Percentage of lowest traded price							75.00%
Convertible Notes Payable Seventeen [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage							110.00%
Convertible Notes Payable Seventeen [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage							125.00%
Convertible Notes Payable Eighteen [Member]
Debt Instrument [Line Items]
Notes Payable					$ 430,000	$ 338,625
Debt discount					$ 30,000	$ 23,625
Interest rate					8.00%	8.00%
Debt maturity					Jun. 30, 2021	Mar. 31, 2021
Percentage of lowest traded price					70.00%	75.00%
Conversion price					$ 0.47	$ 0.46
Convertible Notes Payable Eighteen [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage					120.00%	120.00%
Convertible Notes Payable Eighteen [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage					130.00%	130.00%
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Interest expense																	$ 340,526	89,279
Prepayment penalties																	139,000	$ 134,461
Notes Payable [Member]
Debt Instrument [Line Items]
Monthly installment																	$ 697
Interest rate																	3.00%	4.00%
Debt maturity																	Jun. 26, 2021
Notes Payable One [Member]
Debt Instrument [Line Items]
Monthly installment																	$ 13,137
Interest rate																	0.98%
Debt maturity																	Apr. 30, 2022
Notes Payable Two [Member]
Debt Instrument [Line Items]
Monthly installment																	$ 731
Interest rate																	3.75%
Debt maturity																	May 31, 2050
Notes Payable Three [Member]
Debt Instrument [Line Items]
Monthly installment																	$ 19,173
Debt term																	2 years
Debt maturity																	Jul. 31, 2022
Notes Payable Three [Member] | Minimum [Member]
Debt Instrument [Line Items]
Monthly installment																	$ 1,083
Notes Payable Three [Member] | Maximum [Member]
Debt Instrument [Line Items]
Monthly installment																	4,806
Notes Payable Four [Member]
Debt Instrument [Line Items]
Monthly installment																	$ 813
Debt term																	5 years
Debt maturity																	Jul. 31, 2020
Notes Payable Four [Member] | Minimum [Member]
Debt Instrument [Line Items]
Monthly installment																	$ 352
Interest rate																	4.50%
Notes Payable Four [Member] | Maximum [Member]
Debt Instrument [Line Items]
Monthly installment																	$ 461
Interest rate																	4.75%
Notes Payable Five [Member]
Debt Instrument [Line Items]
Monthly installment																	$ 679
Debt term																	6 years
Interest rate																	8.99%
Debt maturity																	Dec. 31, 2025
Investor [Member] | Convertible Notes Payable Two [Member]
Debt Instrument [Line Items]
Share Issued														25,000
Investor [Member] | Convertible Notes Payable Three [Member]
Debt Instrument [Line Items]
Share Issued				25,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Notes Payable																$ 382,000
Debt discount																$ 38,200
Interest rate																12.00%
Debt maturity																Jul. 31, 2019
Percentage of lowest traded price																70.00%
Conversion price																$ 3
Convertible Notes Payable [Member] | Investor [Member]
Debt Instrument [Line Items]
Share Issued																92,271